Cash and deposits with financial institutions	9 Months Ended
Jul. 31, 2019
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Cash and deposits with financial institutions
6.	Cash and deposits with financial institutions

	As at
($ millions)	July 31 2019		April 30 2019		October 31 2018
Cash and non-interest-bearing deposits with financial institutions	$10,548		$9,660		$8,997
Interest-bearing deposits with financial institutions	34,714		40,461		53,272
Total	$45,262	(1)	$50,121	(1)	$62,269	(1)
(1)	Net of impairment allowances of $3 (April 30, 2019 – $4; October 31, 2018 – $3).

The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $10,396 million (April 30, 2019 – $9,755 million; October 31, 2018 – $8,886 million) and are included above.